Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,714,000
Previously Paid Amount	0
Total Fee Amount	1,946.51
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $12,714,000.
Net Fee	$ 1,946.51
Narrative - Max Aggregate Offering Price	$ 12,714,000
Final Prospectus	true